FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Derivatives, Fair Value [Line Items]
Trust Preferred Securities Fair Value Disclosure		$ 5,861,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	$ 44,000